Financial Instruments (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Interest income on financial assets not at FVTPL	$ 15	$ 434	$ 605
Interest income on financial assets classified at FVTPL	661	539	2,451
Total interest income	676	973	3,056
Interest expense on financial liabilities not at FVTPL	989	3,509	7,747
Interest expense on financial liabilities classified at FVTPL	680	1,195	7,720
Total interest expense	1,669	4,704	15,467
Dividend income on financial assets at FVTPL	168	0	0
Dividend income on financial assets classified not at FVTPL	0	0	6
Net gain on financial assets at fair value through profit or loss	3,785	6,825	1,240
Loss on loan payable at FVTPL	(167)	0	0
Reversal of impairment on securities measured at FVTOCI	$ (3)	$ 0	$ 0